Investments in Affiliates and Joint Ventures	9 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates and Joint Ventures	INVESTMENTS IN AFFILIATES AND JOINT VENTURES

	Nine months ended September 30,
(in thousands of $)	2020	2019
Share of net losses of Golar Partners (1)	(142,465)	(27,457)
Share of net losses of Hygo (2)	(38,004)	(18,135)
Share of net losses of Avenir (3)	(154)	(1,228)
Share of net gains/(losses) of others	(237)	(810)
	(180,860)	(47,630)

The carrying amounts of our equity method investments as at September 30, 2020 and December 31, 2019 are as follows:

(in thousands of $)	September 30, 2020	December 31, 2019
Golar Partners	62,256	214,296
Hygo	196,882	261,693
Avenir	40,014	28,101
Others	4,477	4,715
Investments in affiliates	303,629	508,805

(1) As a result of the continued suppression of Golar Partners' unit price and the significant difference between the carrying value of our investment in Golar Partners and its fair value, we believe that the decline in Golar Partners’ unit price is no longer temporary as of June 30, 2020. Consequently, for the six months ended June 30, 2020, we recognized an impairment charge of $135.9 million presented in "Equity in net losses of affiliates" in our consolidated statements of loss. The fair value of our investment in Golar Partners is categorized within level 2 of the fair value hierarchy. We used Golar Partners’ unit price as at June 30, 2020, to estimate the total equity value of our investment.

(2) The decrease in carrying value of our investment in Hygo was mainly driven by unfavorable foreign exchange rate movements resulting in a other comprehensive loss of $22.3 million for the nine months ended September 30, 2020, increased costs of the Sergipe Power Plant which commenced commercial operations in late March 2020 and our share of the ‘Day 1’ non-cash accounting loss on the deemed disposal of the FSRU Golar Nanook that became available for use by the lessee, resulting in commencement of the sales-type lease, on March 31, 2020. Once available for use, both the power plant and Golar Nanook are no longer classed as assets under construction, resulting in the cessation of capitalizing directly attributable costs. $24.8 million of interest income from the sales-type lease was recognized by Hygo in the period up to September 30, 2020.

(3) In March 2020, Avenir issued an Equity Shortfall Offering to its shareholders, requiring funding of an equity shortfall by means of a total equity contribution to be funded on a pro rata basis. As of September 30, 2020, we have subscribed 7,500,000 additional shares at $1.00 par value and paid $7.5 million. We are obligated to subscribe a further 3,750,000 of additional shares at $1.00 par value, or $3.75 million and have recognized this liability under “Other current liabilities” in our consolidated balance sheet.